Share-Based Compensation (Details)		1 Months Ended	2 Months Ended	6 Months Ended			12 Months Ended
	Jan. 01, 2022 $ / shares shares	Sep. 30, 2023 $ / shares	Sep. 27, 2023 $ / shares	Jun. 30, 2023 CNY (¥) shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 CNY (¥)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022 CNY (¥)
Share-Based Compensation (Details) [Line Items]
Share-based compensation				¥ 137,598	$ 19,043	¥ 4,673,673
Option exercise price (in Dollars per share) | $ / shares	$ 0.0002
Share based payments vested description				On April 27, 2023, the Company granted a series of options under the 2022 share incentive plan: 1) the Company granted employees options to purchase a total of 450,430 ordinary shares (225,215 ADSs) of the Company with an exercise price of US$0.0001 per share. The options granted have a contractual term of 10 years. For the reward, 33.3% will be vested on April 27, 2024; 33.3% will be vested on April 27, 2025; and 33.3% will be vested on April 27, 2026; 2) the Company granted employees options to purchase a total of 155,738 ordinary shares (77,869 ADSs) of the Company with an exercise price of US$0.0001 per share. The options granted have a contractual term of 10 years. For the reward, 33.3% will be vested on July 12, 2023; 33.3% will be vested on July 12, 2024; and 33.3% will be vested on July 12, 2025; 3) the Company also granted employees options to purchase a total of 1,091,578 ordinary shares (545,789 ADSs) of the Company with an exercise price of US$0.0001 per share. The options granted have a contractual term of 10 years.	On April 27, 2023, the Company granted a series of options under the 2022 share incentive plan: 1) the Company granted employees options to purchase a total of 450,430 ordinary shares (225,215 ADSs) of the Company with an exercise price of US$0.0001 per share. The options granted have a contractual term of 10 years. For the reward, 33.3% will be vested on April 27, 2024; 33.3% will be vested on April 27, 2025; and 33.3% will be vested on April 27, 2026; 2) the Company granted employees options to purchase a total of 155,738 ordinary shares (77,869 ADSs) of the Company with an exercise price of US$0.0001 per share. The options granted have a contractual term of 10 years. For the reward, 33.3% will be vested on July 12, 2023; 33.3% will be vested on July 12, 2024; and 33.3% will be vested on July 12, 2025; 3) the Company also granted employees options to purchase a total of 1,091,578 ordinary shares (545,789 ADSs) of the Company with an exercise price of US$0.0001 per share. The options granted have a contractual term of 10 years.
2022 Share Incentive Plan [Member]
Share-Based Compensation (Details) [Line Items]
Maximum number of shares issued under 2022 share incentive plan (in Shares) | shares				10,379,000	10,379,000
Total issued and outstanding shares percentage				10.00%	10.00%
Equity Option [Member]
Share-Based Compensation (Details) [Line Items]
Percentage of vested									33.30%
Equity Option [Member]
Share-Based Compensation (Details) [Line Items]
Share-based compensation				¥ 133,201		4,665,228
Unrecognized compensation cost				1,843,709
Granted stock options (in Shares) | shares	500,000
Contractual term	10 years
Reward vested date									1 year
Forecast [Member]
Share-Based Compensation (Details) [Line Items]
Option exercise price (in Dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Forecast [Member] | Equity Option [Member]
Share-Based Compensation (Details) [Line Items]
Percentage of vested							33.30%	33.30%
Forecast [Member] | Equity Option [Member]
Share-Based Compensation (Details) [Line Items]
Reward vested date							3 years	2 years
Restricted Stock Units (“RSUs”) [Member]
Share-Based Compensation (Details) [Line Items]
Share-based compensation				4,397		¥ 8,445
Unrecognized compensation cost				¥ 9,895					¥ 15,559